Column Mid Cap Select Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Aerospace & Defense - 4.6%
General Dynamics Corp.	44,817	$15,310,832
HEICO Corp. - Class A	133,005	32,848,245
Hexcel Corp.	273,422	20,842,959
Howmet Aerospace, Inc.	43,508	8,901,302
L3Harris Technologies, Inc.	20,164	5,619,505
Textron, Inc.	136,923	11,386,517
Woodward, Inc.	98,485	29,548,454
		124,457,814

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	106,582	16,932,682
Expeditors International of Washington, Inc.	68,930	10,125,817
		27,058,499

Automobile Components - 0.1%
Gentex Corp.	157,121	3,587,072

Banks - 2.0%
East West Bancorp, Inc.	227,803	24,306,580
Fifth Third Bancorp	121,282	5,270,916
Huntington Bancshares, Inc.	576,375	9,394,912
Wintrust Financial Corp.	121,458	16,277,801
		55,250,209

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	56,615	9,225,414
Coca-Cola Europacific Partners PLC	49,992	4,583,766
Primo Brands Corp. - Class A	129,075	2,025,187
		15,834,367

Biotechnology - 0.2%
Biogen, Inc. (a)	26,334	4,795,158

Broadline Retail - 0.4%
eBay, Inc.	117,550	9,731,965

Building Products - 4.5%
Advanced Drainage Systems, Inc.	190,200	28,982,676
Allegion PLC	185,349	30,773,494
Builders FirstSource, Inc. (a)	44,494	4,993,562
Lennox International, Inc.	39,070	19,490,851
Masco Corp.	445,919	28,926,766
Masterbrand, Inc. (a)	183,127	2,030,878
Resideo Technologies, Inc. (a)	111,099	3,665,156
UFP Industries, Inc.	49,329	4,587,104
		123,450,487

Capital Markets - 9.5%
Affiliated Managers Group, Inc.	30,815	8,283,997
Ameriprise Financial, Inc.	31,817	14,500,280
Carlyle Group, Inc.	150,187	8,189,697
Evercore, Inc. - Class A	22,974	7,353,288
FactSet Research Systems, Inc.	30,504	8,457,844
Hamilton Lane, Inc. - Class A	225,077	27,894,918
Houlihan Lokey, Inc.	296,454	51,998,032
Intercontinental Exchange, Inc.	107,900	16,972,670
LPL Financial Holdings, Inc.	116,535	41,491,121
MSCI, Inc.	44,706	25,201,666
Raymond James Financial, Inc.	121,835	19,072,051
Stifel Financial Corp.	231,029	28,185,538
		257,601,102

Chemicals - 1.9%
Albemarle Corp.	137,276	17,844,507
CF Industries Holdings, Inc.	95,669	7,529,150
DuPont de Nemours, Inc.	66,904	2,660,772
Eastman Chemical Co.	135,958	8,440,273
Scotts Miracle-Gro Co.	269,280	15,246,634
		51,721,336

Commercial Services & Supplies - 1.1%
RB Global, Inc.	70,293	6,902,773
Republic Services, Inc.	100,368	21,785,878
		28,688,651

Construction & Engineering - 1.4%
EMCOR Group, Inc.	64,184	39,477,653

Consumer Finance - 0.6%
Credit Acceptance Corp. (a)	9,663	4,464,016
SLM Corp.	116,469	3,412,542
Synchrony Financial	103,431	8,001,422
		15,877,980

Consumer Staples Distribution & Retail - 1.1%
Sysco Corp.	249,779	19,033,160
US Foods Holding Corp. (a)	136,324	10,724,609
		29,757,769

Containers & Packaging - 1.0%
Ball Corp.	127,259	6,303,138
Packaging Corp. of America	108,689	22,180,164
		28,483,302

Distributors - 0.9%
LKQ Corp.	171,106	5,080,137
Pool Corp.	82,788	20,167,157
		25,247,294

Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	116,595	6,287,968
H&R Block, Inc.	82,928	3,492,928
		9,780,896

Electric Utilities - 1.0%
Entergy Corp.	64,987	6,337,532
FirstEnergy Corp.	105,627	5,040,521
NRG Energy, Inc.	20,307	3,441,833
OGE Energy Corp.	153,176	7,012,397
Xcel Energy, Inc.	53,607	4,401,671
		26,233,954

Electrical Equipment - 3.1%
AMETEK, Inc.	254,004	50,264,852
Generac Holdings, Inc. (a)	49,446	7,497,497
Sensata Technologies Holding PLC	366,070	11,739,865
Vertiv Holdings Co. - Class A	74,758	13,436,255
		82,938,469

Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc. (a)	153,652	16,595,952
CDW Corp.	64,552	9,309,689
Flex Ltd. (a)	88,660	5,240,693
Jabil, Inc.	19,986	4,211,250
Keysight Technologies, Inc. (a)	168,059	33,267,279
TE Connectivity PLC	18,871	4,267,677
Teledyne Technologies, Inc. (a)	73,561	36,745,191
Zebra Technologies Corp. - Class A (a)	25,208	6,371,322
		116,009,053

Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	223,898	6,246,754
SLB Ltd.	209,210	7,581,771
TechnipFMC PLC	249,696	11,301,241
		25,129,766

Financial Services - 1.3%
Equitable Holdings, Inc.	93,015	4,342,870
Global Payments, Inc.	131,438	9,957,743
Jack Henry & Associates, Inc.	34,674	6,049,920
Rocket Cos., Inc. - Class A	355,115	7,095,198
Voya Financial, Inc.	71,567	5,031,160
WEX, Inc. (a)	23,264	3,451,447
		35,928,338

Food Products - 0.1%
Lamb Weston Holdings, Inc.	55,187	3,259,344

Ground Transportation - 1.8%
CSX Corp.	432,543	15,294,720
Landstar System, Inc.	34,109	4,462,822
Old Dominion Freight Line, Inc.	214,805	29,060,968
		48,818,510

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	135,237	19,905,534
Cooper Cos., Inc. (a)	358,365	27,927,384
GE HealthCare Technologies, Inc.	75,826	6,065,322
Solventum Corp. (a)	110,715	9,439,561
STERIS PLC	17,141	4,564,306
		67,902,107

Health Care Providers & Services - 3.7%
Cencora, Inc.	94,099	34,715,944
Centene Corp. (a)	422,952	16,638,932
Cigna Group	26,549	7,361,507
Labcorp Holdings, Inc.	76,143	20,465,715
McKesson Corp.	7,226	6,366,973
Quest Diagnostics, Inc.	30,355	5,742,559
Tenet Healthcare Corp. (a)	46,927	10,175,651
		101,467,281

Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp.	76,399	6,364,037
Churchill Downs, Inc.	33,404	3,644,042
Darden Restaurants, Inc.	110,156	19,781,814
Domino's Pizza, Inc.	63,337	26,578,105
Marriott International, Inc. - Class A	13,343	4,066,813
Wyndham Hotels & Resorts, Inc.	49,720	3,639,504
Yum! Brands, Inc.	13,412	2,054,853
		66,129,168

Household Durables - 2.1%
Cavco Industries, Inc. (a)	7,930	4,723,504
DR Horton, Inc.	153,762	24,449,696
NVR, Inc. (a)	1,186	8,903,646
Somnigroup International, Inc.	126,751	11,600,252
TopBuild Corp. (a)	18,249	8,257,672
		57,934,770

Industrial Conglomerates - 0.3%
3M Co.	41,280	7,102,224

Insurance - 3.3%
Brown & Brown, Inc.	199,200	16,021,656
First American Financial Corp.	90,764	5,968,640
Markel Group, Inc. (a)	5,050	10,506,222
Progressive Corp.	47,265	10,813,759
Reinsurance Group of America, Inc.	104,510	19,843,314
RenaissanceRe Holdings Ltd.	81,330	21,240,956
Travelers Cos., Inc.	18,731	5,485,561
		89,880,108

IT Services - 1.5%
Akamai Technologies, Inc. (a)	166,652	14,918,687
EPAM Systems, Inc. (a)	33,289	6,225,043
Twilio, Inc. - Class A (a)	143,678	18,633,600
		39,777,330

Life Sciences Tools & Services - 4.8%
Agilent Technologies, Inc.	114,491	17,574,368
Bio-Rad Laboratories, Inc. - Class A (a)	48,372	15,714,128
ICON PLC (a)	20,260	3,748,100
IQVIA Holdings, Inc. (a)	152,379	35,048,694
QIAGEN NV	492,499	23,516,827
West Pharmaceutical Services, Inc.	121,331	33,639,020
		129,241,137

Machinery - 6.4%
Allison Transmission Holdings, Inc.	30,622	2,714,946
Cummins, Inc.	47,641	23,724,265
Dover Corp.	117,921	21,848,403
ITT, Inc.	18,534	3,413,221
Lincoln Electric Holdings, Inc.	22,484	5,383,344
Nordson Corp.	77,824	18,495,652
Parker-Hannifin Corp.	4,416	3,805,267
Pentair PLC	289,578	30,475,189
Snap-on, Inc.	54,232	18,441,592
Watts Water Technologies, Inc. - Class A	24,134	6,658,088
Westinghouse Air Brake Technologies Corp.	179,571	37,449,532
		172,409,499

Metals & Mining - 0.5%
Commercial Metals Co.	81,134	5,174,727
Reliance, Inc.	29,994	8,377,924
		13,552,651

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	92,498	3,698,070
DTE Energy Co.	68,049	9,324,755
WEC Energy Group, Inc.	160,249	17,959,105
		30,981,930

Oil, Gas & Consumable Fuels - 2.3%
Coterra Energy, Inc.	519,353	13,939,435
Diamondback Energy, Inc.	37,794	5,766,986
EQT Corp.	120,229	7,317,137
Marathon Petroleum Corp.	58,764	11,384,350
Murphy Oil Corp.	186,236	5,972,588
Permian Resources Corp.	443,084	6,420,287
Phillips 66	30,559	4,185,361
Range Resources Corp.	209,201	8,261,347
		63,247,491

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	29,877	2,450,213

Professional Services - 4.8%
Broadridge Financial Solutions, Inc.	156,926	35,793,251
CACI International, Inc. - Class A (a)	14,319	8,836,255
Equifax, Inc.	127,568	27,091,616
Exponent, Inc.	246,294	17,807,056
Leidos Holdings, Inc.	30,705	5,867,726
SS&C Technologies Holdings, Inc.	72,493	6,230,048
TriNet Group, Inc.	38,211	2,239,165
Verisk Analytics, Inc.	119,161	26,819,566
		130,684,683

Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	179,833	29,102,374

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	52,914	13,347,557
Entegris, Inc.	234,443	18,084,933
Microchip Technology, Inc.	147,828	7,920,624
Monolithic Power Systems, Inc.	37,804	35,088,539
Qnity Electronics, Inc.	33,452	2,712,623
Skyworks Solutions, Inc.	218,437	14,405,920
Universal Display Corp.	138,794	16,506,770
		108,066,966

Software - 2.0%
Bentley Systems, Inc. - Class B	349,759	14,675,888
Check Point Software Technologies Ltd. (a)	41,689	7,786,254
Gen Digital, Inc.	258,027	6,804,172
InterDigital, Inc.	19,609	7,015,120
Synopsys, Inc. (a)	41,427	17,316,900
		53,598,334

Specialty Retail - 4.2%
AutoZone, Inc. (a)	3,862	15,271,622
Ross Stores, Inc.	306,840	54,114,302
TJX Cos., Inc.	96,413	14,647,063
Ulta Beauty, Inc. (a)	34,836	18,770,682
Valvoline, Inc. (a)	155,547	4,870,177
Williams-Sonoma, Inc.	34,777	6,260,208
		113,934,054

Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. - Class C	21,561	2,875,159
NetApp, Inc.	69,428	7,745,388
Seagate Technology Holdings PLC	19,436	5,377,747
		15,998,294

Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	19,050	6,997,637

Trading Companies & Distributors - 0.8%
DNOW, Inc. (a)	184,259	2,572,253
GATX Corp.	91,517	14,636,314
MSC Industrial Direct Co., Inc. - Class A	46,963	4,177,828
		21,386,395
TOTAL COMMON STOCKS (Cost $2,235,258,879)		2,510,963,634

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%	Shares	Value
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	619,344	6,707,496
EastGroup Properties, Inc.	32,051	5,807,000
		12,514,496

Office REITs - 0.8%
BXP, Inc.	290,552	21,024,343

Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	77,142	4,849,917
Equity Residential	64,744	3,997,942
Essex Property Trust, Inc.	17,232	4,542,700
		13,390,559

Retail REITs - 0.7%
Regency Centers Corp.	93,366	6,643,925
Simon Property Group, Inc.	64,991	12,109,123
		18,753,048

Specialized REITs - 0.9%
Extra Space Storage, Inc.	26,923	3,585,336
Lamar Advertising Co. - Class A	61,041	8,081,218
SBA Communications Corp.	53,856	10,462,605
VICI Properties, Inc.	119,570	3,446,007
		25,575,166
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $97,377,626)		91,257,612

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)	107,408,282	107,408,282
TOTAL MONEY MARKET FUNDS (Cost $107,408,282)		107,408,282

TOTAL INVESTMENTS - 99.9% (Cost $2,440,044,787)		2,709,629,528
Other Assets in Excess of Liabilities - 0.1%		1,523,668
TOTAL NET ASSETS - 100.0%		$2,711,153,196

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Column Mid Cap Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,510,963,634	$–	$–	$2,510,963,634
Real Estate Investment Trusts - Common	91,257,612	–	–	91,257,612
Money Market Funds	107,408,282	–	–	107,408,282
Total Investments	$2,709,629,528	$–	$–	$2,709,629,528

Refer to the Schedule of Investments for further disaggregation of investment categories.